Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenues		$ 1,541,909	$ 1,365,284
Cost of revenues		(1,360,354)	(1,276,634)
Gross profit		181,555	88,650
Operating expenses:
Selling expenses		(132,331)	(127,353)
General and administrative expenses		(5,997,190)	(1,063,891)
Research and development expenses		(346,326)	(376,365)
Total operating expenses		(6,475,847)	(1,567,609)
Loss from operations		(6,294,292)	(1,478,959)
Other loss:
Interest expenses, net		(246,723)	(232,583)
Other income, net		25,977	12,153
Total other loss		(220,746)	(220,430)
Loss before income tax expense		(6,515,038)	(1,699,389)
Income tax expense
Net loss		(6,515,038)	(1,699,389)
Net loss attributable to non-controlling interest		(243,608)	(286,947)
Net loss attributable to ordinary shareholders		(6,271,430)	(1,412,442)
Other comprehensive (loss) income
Foreign currency translation adjustment attributable to non-controlling interest		42,835	651,788
Foreign currency translation adjustment attributable to parent company		(219,301)	(523,250)
Total other comprehensive (loss) income		(176,466)	128,538
Total comprehensive loss		(6,691,504)	(1,570,851)
Total comprehensive (loss)/gain attributable to non-controlling interest		(200,773)	364,841
Total comprehensive (loss) attributable to ordinary shareholders		$ (6,490,731)	$ (1,935,692)
Weighted average shares outstanding used in calculating basic and diluted loss per share - basic	[1]	3,838,370	3,124,352
Weighted average shares outstanding used in calculating basic and diluted loss per share - diluted	[1]	3,838,370	3,124,352
Loss per share - basic	[1]	$ (1.63)	$ (0.45)
Loss per share - diluted	[1]	$ (1.63)	$ (0.45)
Share-Based Compensation expenses as follows (Note 9)
General and administrative expenses		$ 5,223,686

[1]	The shares and per share data are presented on a retroactive basis to reflect the Share Combination(Note 1).